Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation	$ 5,575,877	$ 6,056,033	$ 4,698,953
General and administrative
Share-based compensation	5,240,518	6,395,451	4,533,562
Product development
Share-based compensation	129,911	(217,695)	113,292
Sales and marketing
Share-based compensation	$ 205,448	$ (121,723)	$ 52,099